Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 91.86%
Apparel & Textile Products — 5.21%
Carter's, Inc. 424,508 $ 31,672,542
Deckers Outdoor Corp.
(a)
341,618 136,360,242
Kontoor Brands, Inc. 1,009,604 40,374,064
Oxford Industries, Inc. 288,061 26,841,524
Ralph Lauren Corp. 537,069 56,752,081
292,000,453
Asset Management — 1.37%
Federated Hermes, Inc., Class B 1,159,056 42,085,323
Stifel Financial Corp. 599,299 34,981,083
77,066,406
Banking — 7.77%
Atlantic Union Bancshares Corp. 412,298 14,488,152
Bank of Hawaii Corp. 803,148 62,292,159
Cadence Bank 2,155,746 53,160,696
F.N.B. Corp. 4,473,787 58,382,920
Financial Institutions, Inc. 125,277 3,051,748
First Commonwealth Financial Corp. 1,281,650 17,904,651
First Financial Corp. 128,229 5,908,792
Fulton Financial Corp. 3,426,106 57,661,364
Hancock Whitney Corp. 1,520,516 73,577,769
Lakeland Bancorp, Inc. 461,869 8,133,513
Lakeland Financial Corp. 238,857 17,429,395
TowneBank 139,909 4,314,794
Washington Federal, Inc. 1,773,081 59,486,868
435,792,821
Biotech & Pharma — 3.26%
Amphastar Pharmaceuticals, Inc.
(a)
470,084 13,171,754
Exelixis, Inc.
(a)
2,049,690 32,877,028
United Therapeutics Corp.
(a)
492,973 137,090,861
183,139,643
Chemicals — 2.24%
Avient Corp. 371,729 12,549,571
Huntsman Corp. 2,692,078 73,978,304
Stepan Co. 97,138 10,341,311
Valvoline, Inc. 897,898 29,316,370
126,185,556
Commercial Support Services — 5.31%
AMN Healthcare Services, Inc.
(a)
817,619 84,067,586
Clean Harbors, Inc.
(a)
191,051 21,802,740
CRA International, Inc. 70,331 8,610,624
FTI Consulting, Inc.
(a)
215,707 34,254,272
H&R Block, Inc. 2,015,476 73,585,029
Kforce, Inc. 262,848 14,411,956
ManpowerGroup, Inc. 255,000 21,218,550

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Commercial Support Services — (continued)
TriNet Group, Inc.
(a)
594,029 $ 40,275,166
298,225,923
Consumer Services — 1.01%
Adtalem Global Education, Inc.
(a)
608,605 21,605,477
Perdoceo Education Corp.
(a)
565,802 7,864,648
Rent-A-Center, Inc. 482,996 10,891,560
Stride, Inc.
(a)
531,169 16,614,966
56,976,651
Containers & Packaging — 1.68%
Graphic Packaging Holding Co. 1,793,173 39,898,099
Sonoco Products Co. 894,731 54,319,119
94,217,218
Electric Utilities — 0.30%
Otter Tail Corp. 154,709 9,082,965
Portland General Electric Co. 152,877 7,490,973
16,573,938
Electrical Equipment — 3.52%
Acuity Brands, Inc. 400,358 66,303,288
Atkore, Inc.
(a)
830,695 94,217,427
Belden, Inc. 513,590 36,927,121
197,447,836
Engineering & Construction — 3.44%
Comfort Systems USA, Inc. 393,764 45,314,361
EMCOR Group, Inc. 717,899 106,328,021
Primoris Services Corp. 306,858 6,732,465
TopBuild Corp.
(a)
223,451 34,967,847
193,342,694
Food — 0.82%
Simply Good Foods Co. (The)
(a)
1,209,986 46,015,768
Forestry, Paper & Wood Products — 1.02%
Louisiana-Pacific Corp. 967,431 57,271,915
Health Care Facilities & Services — 4.00%
Chemed Corp. 70,275 35,870,468
LHC Group, Inc.
(a)
89,743 14,510,546
Medpace Holdings, Inc.
(a)
819,775 174,128,408
224,509,422
Home Construction — 1.19%
Masonite International Corp.
(a)
226,733 18,276,947
Meritage Homes Corp.
(a)
526,901 48,580,272
66,857,219
Household Products — 0.08%
Helen of Troy Ltd.
(a)
39,517 4,382,830

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Industrial Intermediate Products — 0.89%
Mueller Industries, Inc. 849,115 $ 50,097,785
Industrial Support Services — 0.91%
Applied Industrial Technologies, Inc. 407,175 51,316,265
Institutional Financial Services — 2.53%
Evercore, Inc., Class A 582,542 63,543,681
Jefferies Financial Group, Inc. 236,169 8,095,873
Virtu Financial, Inc., Class A 3,460,910 70,637,174
142,276,728
Insurance — 2.14%
Hanover Insurance Group, Inc. 675,957 91,342,069
Primerica, Inc. 205,022 29,076,220
120,418,289
Machinery — 1.00%
Crane Holding Co. 453,846 45,588,831
Donaldson Co., Inc. 175,059 10,305,723
55,894,554
Medical Equipment & Devices — 6.12%
Bruker Corp. 2,030,202 138,764,306
Globus Medical, Inc., Class A
(a)
477,599 35,471,278
Integer Holdings Corp.
(a)
82,083 5,619,402
Integra LifeSciences Holdings Corp.
(a)
1,419,546 79,593,944
Meridian Bioscience, Inc.
(a)
489,903 16,269,679
Merit Medical Systems, Inc.
(a)
963,127 68,016,029
343,734,638
Oil & Gas Producers — 4.98%
Chord Energy Corp. 983,446 134,545,247
HF Sinclair Corp. 469,774 24,376,573
Murphy USA, Inc. 432,220 120,822,779
279,744,599
Publishing & Broadcasting — 1.88%
Nexstar Media Group, Inc., Class A 602,381 105,434,746
Real Estate — 2.31%
Apple Hospitality REIT, Inc. 5,080,892 80,176,476
City Office, Inc. 1,727,974 14,480,422
Office Properties Income Trust 263,288 3,514,895
Piedmont Office Realty Trust, Inc., Class A 3,413,153 31,298,613
129,470,406
Real Estate Services — 0.32%
Newmark Group, Inc., Class A 2,220,688 17,698,883
Retail - Discretionary — 3.81%
Academy Sports & Outdoors, Inc. 1,835,078 96,414,998
AutoNation, Inc.
(a)
445,000 47,748,500
Builders FirstSource, Inc.
(a)
362,445 23,515,432

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Retail - Discretionary — (continued)
MarineMax, Inc.
(a)
184,551 $ 5,761,682
Signet Jewelers Ltd. 596,663 40,573,084
214,013,696
Semiconductors — 3.85%
Amkor Technology, Inc. 3,129,596 75,047,712
Cirrus Logic, Inc.
(a)
802,273 59,753,293
Diodes, Inc.
(a)
842,898 64,178,254
MaxLinear, Inc.
(a)
511,417 17,362,607
216,341,866
Software — 3.80%
Concentrix Corp. 283,287 37,722,497
Consensus Cloud Solutions, Inc.
(a)
70,008 3,763,630
Donnelley Financial Solutions, Inc.
(a)
673,321 26,023,857
Progress Software Corp. 1,061,347 53,544,956
Ziff Davis, Inc.
(a)
1,167,396 92,341,023
213,395,963
Specialty Finance — 0.16%
Stewart Information Services Corp. 206,877 8,839,854
Steel — 0.85%
Commercial Metals Co. 984,333 47,543,284
Technology Hardware — 5.58%
Avnet, Inc. 699,172 29,071,572
Jabil, Inc. 2,813,399 191,873,812
Lumentum Holdings, Inc.
(a)
134,852 7,035,229
Sanmina Corp.
(a)
1,481,700 84,886,593
312,867,206
Technology Services — 4.64%
CSG Systems International, Inc. 1,041,236 59,558,699
EVERTEC, Inc. 603,831 19,552,048
ExlService Holdings, Inc.
(a)
572,851 97,058,145
Insight Enterprises, Inc.
(a)
87,374 8,760,991
Science Applications International Corp. 637,484 70,716,100
TTEC Holdings, Inc. 108,203 4,774,998
260,420,981
Transportation & Logistics — 3.61%
Hub Group, Inc., Class A
(a)
928,266 73,787,864
Landstar System, Inc. 791,745 128,975,261
202,763,125
Wholesale - Discretionary — 0.26%
Veritiv Corp. 121,230 14,754,903
Total Common Stocks (Cost $4,208,324,264) 5,157,034,064

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS - 3.36%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
4.10%
(b)
188,699,493 $ 188,699,493
Total Money Market Funds
(Cost $188,699,493) 188,699,493
Total Investments — 95.22%
(Cost $4,397,023,757) 5,345,733,557
Other Assets in Excess of Liabilities  — 4.78% 268,676,162
NET ASSETS — 100.00% $ 5,614,409,719
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of December 31, 2022.

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 86.73%
Apparel & Textile Products — 1.61%
Oxford Industries, Inc. 22,790 $ 2,123,572
Biotech & Pharma — 3.79%
Alkermes PLC
(a)
61,175 1,598,503
WillScot Mobile Mini Holdings Corp., Class A
(a)
75,540 3,412,142
5,010,645
Commercial Support Services — 1.58%
ZipRecruiter, Inc., Class A
(a)
127,350 2,091,087
Consumer Services — 1.66%
Chegg, Inc.
(a)
87,040 2,199,501
Electrical Equipment — 6.20%
Acuity Brands, Inc. 17,020 2,818,682
Atkore, Inc.
(a)
32,195 3,651,557
Vertiv Holdings Co., Class A 126,630 1,729,766
8,200,005
Engineering & Construction — 1.83%
Fluor Corp.
(a)
69,700 2,415,802
Food — 1.55%
TreeHouse Foods, Inc.
(a)
41,600 2,054,208
Health Care Facilities & Services — 3.19%
Medpace Holdings, Inc.
(a)
11,600 2,463,956
Progyny, Inc.
(a)
56,381 1,756,268
4,220,224
Home Construction — 3.77%
Griffon Corp. 84,025 3,007,254
Skyline Champion Corp.
(a)
38,462 1,981,178
4,988,432
Household Products — 2.87%
e.l.f. Beauty, Inc.
(a)
68,760 3,802,428
Leisure Facilities & Services — 7.94%
Everi Holdings, Inc.
(a)
144,050 2,067,118
Scientific Games Corp.
(a)
43,780 2,565,509
Six Flags Entertainment Corp.
(a)
75,100 1,746,075
Texas Roadhouse, Inc. 21,435 1,949,513
Wingstop, Inc. 15,760 2,168,891
10,497,106
Leisure Products — 3.44%
Axon Enterprise, Inc.
(a)
17,865 2,964,339
Callaway Golf Co.
(a)
79,905 1,578,124
4,542,463
Life Sciences Tools & Services — 3.46%
Azenta, Inc. 39,800 2,317,156

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Life Sciences Tools & Services — (continued)
Repligen Corp.
(a)
13,360 $ 2,261,982
4,579,138
Medical Equipment & Devices — 11.27%
Envista Holdings Corp.
(a)
74,570 2,510,772
Lantheus Holdings, Inc.
(a)
52,926 2,697,109
Merit Medical Systems, Inc.
(a)
42,400 2,994,287
Neogen Corp.
(a)
154,100 2,346,943
ShockWave Medical, Inc.
(a)
12,995 2,671,902
Veracyte, Inc.
(a)
70,600 1,675,338
14,896,351
Oil & Gas Services & Equipment — 2.22%
Weatherford International PLC
(a)
57,610 2,933,501
Renewable Energy — 1.23%
Array Technologies, Inc.
(a)
84,470 1,632,805
Retail - Discretionary — 2.23%
Freshpet, Inc.
(a)
55,820 2,945,621
Semiconductors — 6.36%
Axcelis Technologies, Inc.
(a)
33,560 2,663,321
Cirrus Logic, Inc.
(a)
22,335 1,663,511
Coherent Corp.
(a)
64,310 2,257,281
Synaptics, Inc.
(a)
19,180 1,825,169
8,409,282
Software — 7.23%
Calix, Inc.
(a)
32,485 2,222,949
Evolent Health, Inc., Class A
(a)
102,290 2,872,303
Nutanix, Inc., Class A
(a)
106,820 2,782,661
Tenable Holdings, Inc.
(a)
44,174 1,685,238
9,563,151
Technology Hardware — 9.15%
Clearfield, Inc.
(a)
17,470 1,644,626
Extreme Networks, Inc.
(a)
120,090 2,198,848
Pure Storage, Inc., Class A
(a)
92,000 2,461,920
Sanmina Corp.
(a)
52,285 2,995,407
Super Micro Computer, Inc.
(a)
33,975 2,789,347
12,090,148
Technology Services — 3.04%
ExlService Holdings, Inc.
(a)
14,725 2,494,857
Payoneer Global, Inc.
(a)
278,350 1,522,575
4,017,432
Wholesale - Consumer Staples — 1.11%
Grocery Outlet Holding Corp.
(a)
50,055 1,461,105

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Shares Fair Value
Total Common Stocks/ Investments — 86.73%
(Cost $113,023,468) $ 114,674,007
Other Assets in Excess of Liabilities  — 13.27% 17,544,170
NET ASSETS — 100.00% $ 132,218,177
(a) Non-income producing security.

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 90.24%
Aerospace & Defense — 1.99%
Howmet Aerospace, Inc. 210,795 $ 8,307,431
Banking — 12.51%
Citizens Financial Group, Inc. 97,600 3,842,512
East West Bancorp, Inc. 54,375 3,583,313
First Citizens BancShares, Inc., Class A 10,002 7,585,117
First Horizon National Corp. 170,610 4,179,945
First Republic Bank 32,100 3,912,669
Huntington Bancshares, Inc. 442,384 6,237,614
KeyCorp 555,950 9,684,648
M&T Bank Corp. 35,510 5,151,081
Wells Fargo & Co. 192,335 7,941,511
52,118,410
Chemicals — 5.16%
Celanese Corp. 94,370 9,648,388
Olin Corp. 162,590 8,607,515
Sherwin-Williams Co. (The) 13,714 3,254,744
21,510,647
Commercial Support Services — 5.39%
Aramark 299,075 12,363,760
Brink's Co. (The) 90,860 4,880,091
Republic Services, Inc. 39,945 5,152,505
22,396,356
Containers & Packaging — 8.75%
Berry Plastics Group, Inc. 163,810 9,899,038
Crown Holdings, Inc. 98,480 8,096,041
Graphic Packaging Holding Co. 545,485 12,137,040
WestRock Co. 179,035 6,294,871
36,426,990
Electric Utilities — 4.05%
Alliant Energy Corp. 45,185 2,494,664
CenterPoint Energy, Inc. 259,845 7,792,751
CMS Energy Corp. 31,425 1,990,145
Edison International 33,650 2,140,813
Pinnacle West Capital Corp. 32,215 2,449,629
16,868,002
Electrical Equipment — 2.64%
AMETEK, Inc. 28,715 4,012,060
Johnson Controls International PLC 73,890 4,728,959
Roper Technologies, Inc. 5,240 2,264,152
11,005,171
Food — 1.80%
Ingredion, Inc. 55,480 5,433,156
J.M. Smucker Co. (The) 13,065 2,070,280
7,503,436

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Gas & Water Utilities — 1.74%
Atmos Energy Corp. 64,550 $ 7,234,119
Health Care Facilities & Services — 3.16%
Centene Corp.
(a)
32,675 2,679,677
Henry Schein, Inc.
(a)
37,480 2,993,528
Laboratory Corp. of America Holdings 31,870 7,504,747
13,177,952
Home & Office Products — 0.63%
Newell Brands, Inc. 199,711 2,612,220
Home Construction — 0.90%
Mohawk Industries, Inc.
(a)
36,505 3,731,541
Industrial Support Services — 2.40%
AMERCO 181,750 9,992,615
Insurance — 3.95%
Everest Re Group Ltd. 14,410 4,773,601
Globe Life, Inc. 25,775 3,107,176
Markel Corp.
(a)
6,495 8,557,098
16,437,875
Leisure Facilities & Services — 0.48%
Live Nation Entertainment, Inc.
(a)
28,695 2,001,189
Machinery — 2.67%
Donaldson Co., Inc. 129,150 7,603,061
Snap-on, Inc. 15,445 3,529,028
11,132,089
Medical Equipment & Devices — 1.65%
DENTSPLY SIRONA, Inc. 215,450 6,859,928
Metals & Mining — 0.19%
Arconic Corp.
(a)
38,192 808,143
Oil & Gas Producers — 3.94%
Cheniere Energy, Inc. 45,805 6,868,918
Devon Energy Corp. 89,575 5,509,758
Pioneer Natural Resources Co. 17,710 4,044,787
16,423,463
Real Estate — 5.86%
American Tower Corp. 38,085 8,068,689
Brixmor Property Group, Inc. 286,025 6,484,187
Public Storage 11,655 3,265,614
Simon Property Group, Inc. 27,880 3,275,342
WP Carey, Inc. 42,205 3,298,321
24,392,153
Retail - Consumer Staples — 3.11%
Dollar General Corp. 24,445 6,019,581

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Retail - Consumer Staples — (continued)
Dollar Tree, Inc.
(a)
49,050 $ 6,937,633
12,957,214
Retail - Discretionary — 5.08%
Advance Auto Parts, Inc. 42,335 6,224,515
CarMax, Inc.
(a)
107,690 6,557,244
O'Reilly Automotive, Inc.
(a)
9,936 8,386,283
21,168,042
Specialty Finance — 2.28%
Synchrony Financial 288,415 9,477,317
Technology Hardware — 1.02%
CommScope Holding Co., Inc.
(a)
228,615 1,680,320
NCR Corp.
(a)
109,840 2,571,355
4,251,675
Technology Services — 8.89%
Amdocs Ltd. 51,845 4,712,711
Dun & Bradstreet Holdngs, Inc. 489,125 5,996,673
Fidelity National Information Services, Inc. 179,725 12,194,340
Global Payments, Inc. 104,150 10,344,178
Verisk Analytics, Inc. 21,395 3,774,506
37,022,408
Total Common Stocks/ Investments — 90.24%
(Cost $378,192,115) 375,816,386
Other Assets in Excess of Liabilities  — 9.76% 40,682,133
NET ASSETS — 100.00% $ 416,498,519
(a) Non-income producing security.

Fuller & Thaler Behavioral Unconstrained Equity Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 96.51%
Automotive — 3.07%
Gentex Corp. 38,490 $ 1,049,622
Biotech & Pharma — 4.43%
Amgen, Inc. 1,965 516,088
Exelixis, Inc.
(a)
62,385 1,000,655
1,516,743
Chemicals — 3.74%
Ecolab, Inc. 8,781 1,278,162
Commercial Support Services — 6.25%
Cintas Corp. 4,728 2,135,259
E-Commerce Discretionary — 6.01%
eBay, Inc. 49,540 2,054,424
Electrical Equipment — 5.54%
Acuity Brands, Inc. 6,105 1,011,049
Generac Holdings, Inc.
(a)
8,785 884,298
1,895,347
Leisure Facilities & Services — 5.12%
Starbucks Corp. 17,640 1,749,888
Machinery — 5.10%
Parker-Hannifin Corp. 5,993 1,743,963
Medical Equipment & Devices — 4.67%
Waters Corp.
(a)
4,657 1,595,395
Publishing & Broadcasting — 3.65%
Liberty Media Corp.-Liberty Sirius XM, Class C
(a)
31,941 1,249,851
Retail - Consumer Staples — 5.55%
Dollar General Corp. 7,715 1,899,819
Retail - Discretionary — 10.27%
O'Reilly Automotive, Inc.
(a)
1,797 1,516,722
Ross Stores, Inc. 17,200 1,996,405
3,513,127
Semiconductors — 12.17%
Lam Research Corp. 4,355 1,830,407
NVIDIA Corp. 11,595 1,694,493
Teradyne, Inc. 7,312 638,703
4,163,603
Software — 3.31%
Fortinet, Inc.
(a)
23,160 1,132,292
Specialty Finance — 8.80%
Capital One Financial Corp. 15,135 1,406,950
Synchrony Financial 48,820 1,604,225
3,011,175

Fuller & Thaler Behavioral Unconstrained Equity Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware — 4.42%
Zebra Technologies Corp., Class A
(a)
5,890 $ 1,510,255
Transportation & Logistics — 2.03%
Union Pacific Corp. 3,352 694,099
Transportation Equipment — 2.38%
Allison Transmission Holdings, Inc. 19,575 814,320
Total Common Stocks/ Investments — 96.51%
(Cost $35,723,807) 33,007,344
Other Assets in Excess of Liabilities  — 3.49% 1,193,471
NET ASSETS — 100.00% $ 34,200,815
(a) Non-income producing security.

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 96.56%
Asset Management — 1.37%
Hamilton Lane, Inc., Class A 1,630 $ 104,124
Automotive — 1.82%
Gentex Corp. 5,075 138,395
Banking — 6.30%
First Citizens BancShares, Inc., Class A 200 151,672
Live Oak Bancshares, Inc. 4,917 148,493
PacWest BanCorp 2,360 54,162
Western Alliance Bancorp 2,112 125,791
480,118
Biotech & Pharma — 2.32%
Exelixis, Inc.
(a)
11,015 176,681
Chemicals — 3.63%
Huntsman Corp. 6,075 166,941
Orion Engineered Carbons SA 6,125 109,086
276,027
E-Commerce Discretionary — 2.05%
eBay, Inc. 3,770 156,342
Electrical Equipment — 5.62%
Acuity Brands, Inc. 870 144,081
Advanced Energy Industries, Inc. 2,520 216,165
Generac Holdings, Inc.
(a)
672 67,644
427,890
Food — 4.82%
Lancaster Colony Corp. 1,860 366,978
Gas & Water Utilities — 1.60%
UGI Corp. 3,280 121,590
Health Care Facilities & Services — 3.52%
Medpace Holdings, Inc.
(a)
1,260 267,637
Home & Office Products — 4.03%
Leggett & Platt, Inc. 4,330 139,556
Tempur Sealy International, Inc. 4,875 167,359
306,915
Home Construction — 4.30%
Masco Corp. 3,215 150,044
PulteGroup, Inc. 3,895 177,339
327,383
Insurance — 4.75%
Brown & Brown, Inc. 2,723 155,129
Old Republic International Corp. 7,075 170,862
Voya Financial, Inc. 582 35,787
361,778

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Medical Equipment & Devices — 5.15%
Align Technology, Inc.
(a)
675 $ 142,358
DENTSPLY SIRONA, Inc. 2,960 94,246
Waters Corp.
(a)
455 155,873
392,477
Oil & Gas Producers — 4.86%
Coterra Energy, Inc. 8,245 202,580
Devon Energy Corp. 2,724 167,553
370,133
Real Estate — 7.93%
American Assets Trust, Inc. 4,060 107,590
Gaming and Leisure Properties, Inc. 5,294 275,764
STORE Capital Corp. 6,865 220,092
603,446
Retail - Discretionary — 1.66%
Advance Auto Parts, Inc. 860 126,446
Semiconductors — 12.02%
Cirrus Logic, Inc.
(a)
2,125 158,270
IPG Photonics Corp.
(a)
1,720 162,832
Lattice Semiconductor Corp.
(a)
4,000 259,521
Power Integrations, Inc. 2,150 154,198
Teradyne, Inc. 2,070 180,815
915,636
Software — 2.26%
Concentrix Corp. 1,295 172,442
Specialty Finance — 1.74%
Synchrony Financial 4,020 132,097
Steel — 3.08%
Steel Dynamics, Inc. 2,400 234,480
Technology Hardware — 2.07%
Zebra Technologies Corp., Class A
(a)
615 157,692
Technology Services — 4.80%
Leidos Holdings, Inc. 1,250 131,488
Science Applications International Corp. 2,110 234,062
365,550
Transportation Equipment — 2.91%
Allison Transmission Holdings, Inc. 5,330 221,728
Wholesale - Discretionary — 1.95%
Pool Corp. 490 148,142
Total Common Stocks/ Investments — 96.56%
(Cost $7,533,292) 7,352,127

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Shares Fair Value
Total Common Stocks/ Investments — 96.56%
Other Assets in Excess of Liabilities  — 3.44% $ 261,528
NET ASSETS — 100.00% $ 7,613,655
(a) Non-income producing security.

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 96.66%
Advertising & Marketing — 2.09%
Magnite, Inc.
(a)
16,435 $ 174,047
Quotient Technology, Inc.
(a)
48,010 164,674
338,721
Aerospace & Defense — 1.53%
Byrna Technologies, Inc.
(a)
31,625 247,940
Asset Management — 4.17%
B. Riley Financial, Inc. 10,571 361,528
WisdomTree Investments, Inc. 57,190 311,686
673,214
Beverages — 2.87%
Farmer Bros. Co.
(a)
46,455 214,158
Vintage Wine Estates, Inc.
(a)
76,811 250,404
464,562
Biotech & Pharma — 0.89%
PetIQ, Inc., Class A
(a)
15,700 144,754
Commercial Support Services — 3.16%
Acacia Research Corp.
(a)
59,610 250,958
Franklin Covey Co.
(a)
5,575 260,743
511,701
Consumer Services — 1.15%
2U, Inc.
(a)
29,600 185,592
Entertainment Content — 1.57%
PLAYSTUDIOS, Inc., Class A
(a)
65,296 253,348
Food — 1.39%
Limoneira Co.
(a)
18,425 224,969
Health Care Facilities & Services — 0.94%
Enzo Biochem, Inc.
(a)
106,500 152,295
Home & Office Products — 1.24%
Purple Innovation, Inc.
(a)
41,860 200,509
Institutional Financial Services — 1.46%
Greenhill & Co., Inc.
(a)
23,125 237,031
Internet Media & Services — 2.84%
LiveOne, Inc.
(a)
115,780 74,504
Nerdy, Inc., Class A
(a)
73,825 166,106
TrueCar, Inc.
(a)
86,897 218,112
458,722
Leisure Facilities & Services — 4.33%
Century Casinos, Inc.
(a)
30,400 213,712
Full House Resorts, Inc.
(a)
41,625 313,020
Lindblad Expeditions Holdings, Inc.
(a)
22,525 173,443
700,175

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Leisure Products — 1.58%
American Outdoor Brands, Inc.
(a)
25,447 $ 254,979
Machinery — 4.92%
NN, Inc.
(a)
94,400 141,600
Ranpak Holdings Corp., Class A
(a)
48,515 279,932
Titan International, Inc.
(a)
24,455 374,650
796,182
Medical Equipment & Devices — 4.12%
Quanterix Corp.
(a)
18,285 253,247
ViewRay, Inc.
(a)
91,965 412,003
665,250
Oil & Gas Producers — 6.58%
Matador Resources Co. 12,910 738,969
SandRidge Energy, Inc.
(a)
19,210 327,146
1,066,115
Oil & Gas Services & Equipment — 5.27%
Helix Energy Solutions Group, Inc.
(a)
71,003 524,002
Newpark Resources, Inc.
(a)
79,075 328,161
852,163
Publishing & Broadcasting — 1.22%
Townsquare Media, Inc., Class A
(a)
27,265 197,671
Real Estate Services — 1.15%
Douglas Elliman, Inc.
(a)
45,911 186,858
Renewable Energy — 4.41%
Alto Ingredients, Inc.
(a)
46,810 134,813
Eneti, Inc.
(a)
45,175 454,009
TPI Composites, Inc.
(a)
12,250 124,215
713,037
Retail - Discretionary — 5.45%
Build-A-Bear Workshop, Inc.
(a)
9,330 222,427
Lazydays Holdings, Inc.
(a)
11,393 136,032
Sportsman's Warehouse Holdings, Inc.
(a)
28,325 266,539
Vera Bradley, Inc.
(a)
57,055 258,459
883,457
Semiconductors — 1.77%
Aehr Test Systems
(a)
14,250 286,425
Software — 6.61%
Bandwidth, Inc., Class A
(a)
13,825 317,284
Brightcove, Inc.
(a)
34,750 181,743
Cantaloupe, Inc.
(a)
1,012 4,402
Donnelley Financial Solutions, Inc.
(a)
9,763 377,339
Tabula Rasa HealthCare, Inc.
(a)
38,160 188,892
1,069,660

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Specialty Finance — 0.69%
Applied Blockchain, Inc.
(a)
60,625 $ 111,550
Technology Hardware — 8.25%
A10 Networks, Inc. 13,825 229,910
CalAmp Corp.
(a)
53,835 241,180
Comtech Telecommunications Corp. 24,290 294,880
NETGEAR, Inc.
(a)
10,875 196,946
PlayAGS, Inc.
(a)
40,030 204,153
Turtle Beach Corp.
(a)
23,205 166,380
1,333,449
Technology Services — 2.06%
comScore, Inc.
(a)
77,675 90,103
Telos Corp.
(a)
47,730 242,946
333,049
Telecommunications — 2.97%
8x8, Inc.
(a)
58,150 251,209
Spok Holdings, Inc.
(a)
28,175 230,753
481,962
Transportation & Logistics — 3.92%
Nordic American Tankers Ltd.
(a)
81,260 248,656
Overseas Shipholding Group, Inc., Class A
(a)
133,300 385,237
633,893
Wholesale - Consumer Staples — 1.45%
Andersons, Inc. (The) 6,695 234,258
Wholesale - Discretionary — 4.61%
G-III Apparel Group Ltd.
(a)
18,040 247,328
Veritiv Corp. 4,095 498,403
745,731
Total Common Stocks (Cost $15,878,827) 15,639,222
CLOSED END FUNDS — 1.05%
NexPoint Diversified Real Estate Trust
(a)
15,225 170,672
Total Closed End Funds (Cost $220,815) 170,672
Total Investments — 97.71%
(Cost $16,099,642) 15,809,894
Other Assets in Excess of Liabilities  — 2.29% 370,439
NET ASSETS — 100.00% $ 16,180,333
(a) Non-income producing security.